SEGMENTS	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENTS

16. SEGMENTS

We operate in two reportable segments:

Unified Communications, including conferencing and collaboration, IP communications and interactive services; and

Communication Services, including public safety services, telecom services and agent services.

	For the year ended December 31,
	2013	2012	2011
Revenue:
Unified Communications	$1,603,311	$1,566,129	$1,481,336
Communication Services	1,119,809	1,084,319	1,021,188
Intersegment eliminations	(37,265)	(12,424)	(11,199)

Total	$2,685,855	$2,638,024	$2,491,325

Depreciation and Amortization (Included in Operating Income):
Unified Communications	$98,876	$97,940	$95,653
Communication Services	81,408	84,482	76,255

Total	$180,284	$182,422	$171,908

Operating Income:
Unified Communications	$399,821	$403,711	$385,690
Communication Services	80,393	74,464	82,438

Total	$480,214	$478,175	$468,128

Capital Expenditures:
Unified Communications	$66,575	$71,084	$67,713
Communication Services	46,400	47,671	40,302
Corporate	14,730	9,674	12,107

Total	$127,705	$128,429	$120,122

	As of December 31,
	2013	2012	2011
Assets:
Unified Communications	$1,734,585	$1,702,053	$1,676,887
Communication Services	1,317,879	1,364,661	1,322,682
Corporate	433,800	381,439	227,949

Total	$3,486,264	$3,448,153	$3,227,518

Platform-based service revenue includes services provided in both the Unified Communications Services and Communication Services segments, while agent service revenue is provided in the Communication Services segment. Revenue from platform-based services was $1,955.2 million, $1,886.5 million and $1,759.0 million in 2013, 2012 and 2011, respectively. Revenue from agent services was $742.2 million, $762.1 million and $740.8 million in 2013, 2012 and 2011, respectively. The platform-based and agent revenue is presented prior to intercompany eliminations.

For 2013, 2012 and 2011, our largest 100 clients accounted for approximately 54%, 57% and 55% of total revenue, respectively. In 2013 and 2012, no client accounted for more than 10% of our aggregate revenue. The aggregate revenue as a percentage of our total revenue from our largest client, AT&T, during 2011 was approximately 10%.

No individual country outside of the United States accounted for greater than 10% of aggregate revenue for 2013, 2012 or 2011. Revenue is attributed to an organizational region based on location of the billed customer’s account. Geographic information by organizational region, in thousands, is noted below.

	For the year ended December 31,
	2013	2012	2011
Revenue:
Americas—United States	$2,186,555	$2,149,971	$2,018,179
Europe, Middle East & Africa (EMEA)	311,774	296,705	292,397
Asia—Pacific	163,946	168,046	154,238
Americas—Other	23,580	23,302	26,511

Total	$2,685,855	$2,638,024	$2,491,325

	As of December 31,
	2013	2012	2011
Long-Lived Assets:
Americas—United States	$2,432,477	$2,446,090	$2,373,428
Europe, Middle East & Africa (EMEA)	204,282	210,902	206,598
Asia—Pacific	25,209	27,787	21,599
Americas—Other	2,726	2,282	4,107

Total	$2,664,694	$2,687,061	$2,605,732

The aggregate gain (loss) on transactions denominated in currencies other than the functional currency of West Corporation or any of its subsidiaries was approximately $(4.9) million, $(3.5) million and $4.2 million in 2013, 2012 and 2011, respectively.

Subsequent to December 31, 2013, we implemented an organizational change in which our Chief Executive Officer began making strategic and operational decisions and allocating resources based on the assessment of performance of a revised organizational structure. In the first quarter of 2014, all prior period comparative information will be recast to reflect this change as if it had taken place in all periods presented.